Share-based compensation (Details 4) - Yixin [Member] - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of RSUs, Outstanding as of January 1 | shares	0
Granted during the year | shares	106,897,010
Vested and sold during the year | shares	(2,621,252)
Forfeited during the year | shares	(4,538,632)
Number of RSUs, Outstanding as of December 31 | shares	99,737,126
Vested as of December 31 | shares	2,621,252
Weighted-average fair value per RSU granted Outstanding as of January 1 | $ / shares	$ 0
Weighted-average fair value per RSU granted Granted during the year | $ / shares	0.31
Weighted-average fair value per RSU granted Vested and sold during the year | $ / shares	0.35
Weighted-average fair value per RSU granted Forfeited during the year | $ / shares	0.40
Weighted-average fair value per RSU granted Outstanding as of December 31 | $ / shares	0.30
Weighted-average fair value per RSU granted Vested as of December 31 | $ / shares	$ 0.35